Financial Assets and Financial Liabilities - Movements in Level 3 Fair Value Measurements (Details) € in Thousands	12 Months Ended
Dec. 31, 2022 EUR (€)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Ending balance	€ 157,950
Level 3 [member]
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	0
Additions	142,467
Remeasurement recognized in financial income or expense	15,483
Ending balance	€ 157,950